GENERAL INFORMATION AND BASIS OF PREPARATION (Details) - day	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days in period	65	65	65	65	65	65	65	66	64	65	65	67	260	261	261